                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -----------------------

Check here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage, LLC
                 ----------------------------------
   Address:      111 West Jackson Blvd., Suite 2000
                 ----------------------------------
                 Chicago, IL 60604
                 ----------------------------------

                 ----------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Shimanek
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   312 692 5011
         -------------------------------

Signature, Place, and Date of Signing:

                                         Chicago, IL      August 11, 2006
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 117
                                        --------------------

Form 13F Information Table Value Total: 568,648
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           FORM 13F INFORMATION TABLE

Column 1                  Column 2         Column 3  Column 4         Column 5         Column 6     Column 7        Column 8
------------------------- --------------  ---------- -------- ------------------------ ------------ -------- ----------------------
                                                     VALUE    SHRS OR      SH/   PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   CUSIP     (X$1000) PRN AMT      PRN   CALL  DISCRETION   MANAGERS SOLE       SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
 AK STL HLDG CORP         COM              001547108      474       34,300 SH          SOLE                      34,300
 AFFORDABLE RESIDENTIAL
 C                        BOND             00828UAA1    2,590    2,500,000 PNR         SOLE                   2,500,000
 AMERICAN AXLE & MFG
 HL                       COM              024061953      428       25,000       PUT   SOLE                  N/A
 AMERICAN FINL RLTY TR    BOND             02607PAB3    3,614    4,000,000 PNR         SOLE                   4,000,000
 ENDO PHARMACEUTICALS
 HL                       COM             29264F905      376       11,400       CALL  SOLE                  N/A
 AMERICREDIT CORP         COM              03060R101      745       26,700 SH          SOLE                      26,700
 AMERICREDIT CORP         COM             03060R901    1,397       50,000       CALL  SOLE                  N/A
 AMYLIN PHARMACEUTICALS
 I                        BOND             032346AD0    6,500    4,100,000 PNR         SOLE                   4,100,000
 AON CORP                 BOND             037389AT0    4,070    2,500,000 PNR         SOLE                   2,500,000
 APPLIED DIGITAL
 SOLUTIONS                COM              038188306      180       95,200 SH          SOLE                      95,200
 ATHEROGENICS INC         COM              047439954    3,263      250,000       PUT   SOLE                  N/A
 ATHEROGENICS INC         BOND             047439AB0    5,798    5,000,000 PNR         SOLE                   5,000,000
 AVAYA INC                COM              053499109      114       10,000 SH          SOLE                      10,000
 BARRICK GOLD CORP        COM              067901108      133        4,500 SH          SOLE                       4,500
 BARRICK GOLD CORP        COM              067901958    1,480       50,000       PUT   SOLE                  N/A
 BAUSCH & LOMB INC        BOND             071707AM5    2,338    2,000,000 PNR         SOLE                   2,000,000
 BIOMARIN PHARMACEUTICAL
 I                        BOND             09061GAB7    9,867    9,156,000 PNR         SOLE                   9,156,000
 CSX CORP                 BOND             126408GA5   13,884   11,000,000 PNR         SOLE                  11,000,000
 CARNIVAL CORP            BOND             143658AN2   22,683   20,031,000 PNR         SOLE                  20,031,000
 CELGENE CORP             COM              151020104      949       20,000 SH          SOLE                      20,000
 CELGENE CORP             COM             151020904      166        3,500       CALL  SOLE                  N/A
 CELGENE CORP             COM              151020954    3,320       70,000       PUT   SOLE                  N/A
 CENTURYTEL INC           BOND             156700AH9    5,195    5,000,000 PNR         SOLE                   5,000,000
 CEPHALON INC             BOND             156708AK5    5,093    4,500,000 PNR         SOLE                   4,500,000
 CHARMING SHOPPES INC     BOND             161133AC7    1,228    1,000,000 PNR         SOLE                   1,000,000
 CHIPPAC INC              BOND             169657AD5    4,891    5,000,000 PNR         SOLE                   5,000,000
 CIENA CORP               BOND             171779AA9    3,949    4,100,000 PNR         SOLE                   4,100,000
 COMPUTER ASSOC INTL INC  BOND             204912AQ2   10,064    9,000,000 PNR         SOLE                   9,000,000
 COOPER COS INC           BOND             216648AG0    1,134    1,000,000 PNR         SOLE                   1,000,000
 COVENTRY HEALTH CARE
 INC                      COM              222862104      830       15,100 SH          SOLE                      15,100
 COVAD COMMUNICATIONS
 GR                       BOND             222814AR6    3,829    4,250,000 PNR         SOLE                   4,250,000
 CREDENCE SYS CORP        COM              225302108       68       19,400 SH          SOLE                      19,400
 CREDENCE SYS CORP        COM              225302958      103       29,400       PUT   SOLE                  N/A
 DST SYS INC DEL          COM              233326107        6          100 SH          SOLE                         100
 DST SYS INC DEL          BOND             233326AD9   19,805   15,457,000 PNR         SOLE                  15,457,000
 DANAHER CORP DEL         BOND             235851AF9   19,479   20,690,000 PNR         SOLE                  20,690,000
 DIGITAL RIV INC          COM              25388B104      808       20,000 SH          SOLE                      20,000
 DOMTAR INC               COM              257561100      155       25,000 SH          SOLE                      25,000
 DUKE ENERGY CORP         BOND             264399EJ1    9,276    7,386,000 PNR         SOLE                   7,386,000
 ELECTRONCIS FOR IMAGING
 I                        BOND             286082AA0    2,471    2,500,000 PNR         SOLE                   2,500,000
 EMCORE CORP              BOND             290846AC8   14,017   10,500,000 PNR         SOLE                  10,500,000
 ENDO PHARMACEUTICALS
 HL                       COM              29264F955      538       16,300       PUT   SOLE                  N/A
  EXPEDIA INC DEL         WARRANT          30212P121    6,736      146,300             SOLE                  N/A
 FEI CO                   BOND             30241LAD1    9,841   10,000,000 PNR         SOLE                  10,000,000
 FORD MTR CO DEL          COM              345370860        1          100 SH          SOLE                         100
 FORD MTR CO DEL          COM              345370950      347       50,000       PUT   SOLE                  N/A
 FOREST LABS INC          COM             345838906    1,935       50,000       CALL  SOLE                  N/A
 FOUNDATION COAL HLDGS
 IN                       COM              35039W950    4,055       86,400       PUT   SOLE                  N/A
 GENVEC INC               COM              37246C109      163      115,600 SH          SOLE                     115,600
 GLOBAL CROSSING LTD      BOND             37932JAA1    8,250    8,500,000 PNR         SOLE                   8,500,000
 GREY GLOBAL GROUP INC    BOND             39787MAB4    4,979    4,000,000 PNR         SOLE                   4,000,000
 HAWAIIAN HOLDINGS INC    COM              419879101       85       25,000 SH          SOLE                      25,000
 HUTCHINSON TECHNOLOGY
 IN                       BOND             448407AE6    3,685    4,000,000 PNR         SOLE                   4,000,000
 ICOS CORP                BOND             449295AB0    2,312    2,784,000 PNR         SOLE                   2,784,000
 IMCLONE SYS INC          COM              45245W959    5,448      141,000       PUT   SOLE                  N/A
 IMCLONE SYS INC          BOND             45245WAF6    9,849   11,000,000 PNR         SOLE                  11,000,000
 INTERNATIONAL GAME
 TECHN                    BOND             459902AM4   32,285   40,000,000 PNR         SOLE                  40,000,000
 INTERNET SEC SYS INC     COM              46060X107      445       23,600 SH          SOLE                      23,600
 INTERNET SEC SYS INC     COM              46060X157      445       23,600       PUT   SOLE                  N/A

 INTERPUBLIC GROUP COS
 INC                      BOND             460690AT7    7,409    7,500,000 PNR         SOLE                   7,500,000
 INVITROGEN CORP          BOND             46185RAK6    2,124    2,500,000 PNR         SOLE                   2,500,000
 JAKKS PAC INC            BOND             47012EAB2    2,392    2,000,000 PNR         SOLE                   2,000,000
 JANUS CAP GROUP INC      COM              47102X105      458       25,600 SH          SOLE                      25,600
 KV PHARMACEUTICAL CO     BOND             482740AC1    4,938    5,000,000 PNR         SOLE                   5,000,000
 KERR MCGEE CORP          COM              492386957    5,916       85,300       PUT   SOLE                  N/A
 KERZNER INTL LTD         BOND             492520AB7   10,220    7,500,000 PNR         SOLE                   7,500,000
 KINETIC CONCEPTS INC     COM             49460W908      442       10,000       CALL  SOLE                  N/A
 KINETIC CONCEPTS INC     COM              49460W958      442       10,000       PUT   SOLE                  N/A
 MARATHON OIL CORP        COM              565849956    6,564       80,000       PUT   SOLE                  N/A
 MARKEL CORP              BOND             570535AC8   24,637   60,500,000 PNR         SOLE                  60,500,000
 MAXIM INTEGRATED PRODS
 IN                       COM              57772K101      392       12,200 SH          SOLE                      12,200
 MAXIM INTEGRATED PRODS
 IN                       COM              57772K951    1,284       40,000       PUT   SOLE                  N/A
 MAVERICK TUBE CORP       BOND             577914AB0   13,641    6,250,000 PNR         SOLE                   6,250,000
 MEDICIS PHARMACEUTICAL
 C                        BOND             58470KAA2   15,206   15,000,000 PNR         SOLE                  15,000,000
 MERCER INTL INC 8        BOND             588056AG6      920      769,000 PNR         SOLE                     769,000
 MULTIMEDIA GAMES INC     COM             625453905      268       26,500       CALL  SOLE                  N/A
 MULTIMEDIA GAMES INC     COM              625453955      268       26,500       PUT   SOLE                  N/A
 NABORS INDS INC          BOND             629568AL0   10,972   10,000,000 PNR         SOLE                  10,000,000
 NASH FINCH CO            BOND             631158AD4    3,716   10,000,000 PNR         SOLE                  10,000,000
 NEWMONT MINING CORP      COM              651639106    1,244       23,500 SH          SOLE                      23,500
 NEWMONT MINING CORP      COM              651639956    2,705       47,900       PUT   SOLE                  N/A
 NOBLE ENRGY INC          COM              655044955    1,049       14,100       PUT   SOLE                  N/A
 NORTHWESTERN CORP        WARRANT          668074115    1,994       55,277             SOLE                  N/A
 NUCOR CORP               COM              670346105    2,306       42,500 SH          SOLE                      42,500
 NUCOR CORP               COM              670346955    5,425      100,000       PUT   SOLE                  N/A
 OSI PHARMACEUTICALS INC  COM              671040103      565       17,145 SH          SOLE                      17,145
 OSI PHARMACEUTICALS INC  COM              671040953    2,719       82,500       PUT   SOLE                  N/A
 ODYSSEY RE HOLDINGS CORP BOND             67612WAB4    1,232    1,000,000 PNR         SOLE                   1,000,000
 RITE AID CORP            COM              767754954       67       15,900       PUT   SOLE                  N/A
 PFIZER INC               COM              717081953      704       30,000       PUT   SOLE                  N/A
 POWERWAVE TECHNOLOGIES   BOND             739363AB5    1,239    1,180,000 PNR         SOLE                   1,180,000
 QUALCOMM INC             COM              747525103      661       16,500 SH          SOLE                     16,500
 QUALCOMM INC             COM              747525953    1,206       30,100       PUT   SOLE                  N/A
 RADISYS CORP             BOND             750459AD1    2,110    2,000,000 PNR         SOLE                   2,000,000
 REALNETWORKS INC         BOND             75605LAB0    3,078    2,500,000 PNR         SOLE                   2,500,000
 RYERSON INC              BOND             78375PAD9    4,924    3,500,000 PNR         SOLE                   3,500,000
 SAKS INC                 BOND             79377WAL2    2,266    1,950,000 PNR         SOLE                   1,950,000
 SANDISK CORP             BOND             80004CAC5      889    1,000,000 PNR         SOLE                   1,000,000
 SARA LEE CORP            COM              803111953      384       24,000       PUT   SOLE                  N/A
 SCHLUMBERGER LTD         COM              806857958    6,511      100,000       PUT   SOLE                  N/A
 SCHLUMBERGER LTD         BOND             806857AD0   12,605    7,500,000 PNR         SOLE                   7,500,000
 SELECTIVE INS GROUP INC  BOND             816300AB3   20,807   28,500,000 PNR         SOLE                  28,500,000
 SHUFFLE MASTER INC       BOND             825549AB4    3,134    2,500,000 PNR         SOLE                   2,500,000
 SILCON VY BANCSHARES     BOND             827064AC0   16,352   12,000,000 PNR         SOLE                  12,000,000
 SKECHERS USA INC         BOND             830566AB1    5,482    5,320,000 PNR         SOLE                   5,320,000
 STEEL DYNAMICS INC       COM              858119100      316        4,800 SH          SOLE                       4,800
 TEKELEC                  COM              879101953      225       18,200       PUT   SOLE                  N/A
 THORATEC CORP            BOND             885175AB5    1,913    3,500,000 PNR         SOLE                   3,500,000
 TRANSOCEAN SEDCO FOREX   BOND             893830AD1    4,900    4,300,000 PNR         SOLE                   4,300,000
 UNITED RENTALS NORTH
 AME                      BOND             911365AH7   13,546    8,840,000 PNR         SOLE                   8,840,000
 UNITED STATES STL CORP
 N                        COM              912909958    2,805       40,000       PUT   SOLE                  N/A
 UNITEDHEALTH GROUP INC   COM              91324P102    1,647       36,775 SH          SOLE                      36,775
 UTSTARCOM INC            COM              918076950      497       82,000       PUT   SOLE                  N/A
 UTSTARCOM INC            BOND             918076AB6    6,036    7,000,000 PNR         SOLE                   7,000,000
 WMS INDS INC             BOND             929297AE9    2,227    1,500,000 PNR         SOLE                   1,500,000
 WABASH NATL CORP         BOND             929566AD9    1,000    1,000,000 PNR         SOLE                   1,000,000
 WALTER INDS INC          BOND             93317QAC9   41,400   12,545,000 PNR         SOLE                  12,545,000